Schwab Strategic Trust
Schwab Ariel ESG ETF

Portfolio Holdings as of June 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Automobiles & Components 3.7%
BorgWarner, Inc.	5,741	280,792
Gentex Corp.	10,800	316,008
		596,800

Banks 1.6%
M&T Bank Corp.	2,067	255,812

Capital Goods 15.6%
Generac Holdings, Inc. *	2,259	336,885
Kennametal, Inc.	10,256	291,168
Masco Corp.	2,945	168,984
nVent Electric plc	7,473	386,130
Resideo Technologies, Inc. *	18,774	331,549
Sensata Technologies Holding plc	6,469	291,040
Simpson Manufacturing Co., Inc.	1,585	219,522
Snap-on, Inc.	899	259,083
The Middleby Corp. *	1,479	218,641
		2,503,002

Commercial & Professional Services 6.8%
Brady Corp., Class A	2,880	137,002
Dun & Bradstreet Holdings, Inc.	22,086	255,535
Korn Ferry	2,453	121,522
Stericycle, Inc. *	3,744	173,871
The Brink's Co.	6,029	408,947
		1,096,877

Consumer Discretionary Distribution & Retail 2.7%
CarMax, Inc. *	2,428	203,223
Leslie's, Inc. *	24,992	234,675
		437,898

Consumer Durables & Apparel 2.4%
Mattel, Inc. *	14,797	289,133
Mohawk Industries, Inc. *	959	98,931
		388,064

Consumer Services 13.2%
ADT, Inc.	32,752	197,495
Adtalem Global Education, Inc. *	3,919	134,578
Lindblad Expeditions Holdings, Inc. *	50,597	550,495
Norwegian Cruise Line Holdings Ltd. *	32,991	718,214
OneSpaWorld Holdings Ltd. *	42,906	519,163
		2,119,945

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 0.3%
Walgreens Boots Alliance, Inc.	1,836	52,308

Financial Services 10.0%
Fiserv, Inc. *	3,616	456,158
KKR & Co., Inc.	5,760	322,560
Lazard Ltd., Class A	6,893	220,576
Northern Trust Corp.	4,013	297,524
The Goldman Sachs Group, Inc.	943	304,155
		1,600,973

Food, Beverage & Tobacco 0.6%
The JM Smucker Co.	685	101,154

Health Care Equipment & Services 6.4%
Envista Holdings Corp. *	6,123	207,202
Laboratory Corp. of America Holdings	1,055	254,603
Patterson Cos., Inc.	7,024	233,618
Zimmer Biomet Holdings, Inc.	2,218	322,941
		1,018,364

Household & Personal Products 1.0%
Reynolds Consumer Products, Inc.	5,584	157,748

Insurance 4.1%
Aflac, Inc.	3,130	218,474
First American Financial Corp.	4,752	270,959
The Progressive Corp.	1,267	167,713
		657,146

Materials 1.5%
Axalta Coating Systems Ltd. *	7,433	243,877

Media & Entertainment 8.5%
Madison Square Garden Entertainment Corp. *	6,230	209,453
Madison Square Garden Sports Corp.	1,152	216,634
Manchester United Plc, Class A *	16,262	396,467
Paramount Global, Class B	5,397	85,866
Sphere Entertainment Co. *	6,230	170,640
The Interpublic Group of Cos., Inc.	7,376	284,566
		1,363,626

Schwab Ariel ESG ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Bio-Rad Laboratories, Inc., Class A *	427	161,884
Charles River Laboratories International, Inc. *	1,450	304,863
Prestige Consumer Healthcare, Inc. *	5,415	321,813
		788,560

Real Estate Management & Development 3.1%
CBRE Group, Inc., Class A *	3,024	244,067
Jones Lang LaSalle, Inc. *	1,612	251,150
		495,217

Software & Services 2.9%
Fair Isaac Corp. *	332	268,658
The Hackett Group, Inc.	8,742	195,383
		464,041

Technology Hardware & Equipment 9.5%
Keysight Technologies, Inc. *	1,723	288,516
Knowles Corp. *	14,659	264,742
Littelfuse, Inc.	1,042	303,545
SECURITY	NUMBER OF SHARES	VALUE ($)
Motorola Solutions, Inc.	796	233,451
Zebra Technologies Corp., Class A *	1,458	431,320
		1,521,574
Total Common Stocks (Cost $16,137,009)		15,862,986

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (a)	190,531	190,531
Total Short-Term Investments (Cost $190,531)		190,531
Total Investments in Securities (Cost $16,327,540)		16,053,517

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,862,986	$—	$—	$15,862,986
Short-Term Investments[1]	190,531	—	—	190,531
Total	$16,053,517	$—	$—	$16,053,517

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Ariel ESG ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments —Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG117329JUN23